Stream, Royalty and Other Interests	12 Months Ended
Dec. 31, 2024
Disclosure Of Property, Plant And Equipment And Exploration And Evaluation [Abstract]
Stream, Royalty and Other Interests	Stream, Royalty and Other Interests
ACarrying Amount
As of and for the year ended December 31, 2024:

	Cost			Accumulated Depletion
In $000s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion	Disposals	Impairment	Ending	Carrying Amount

Antamina, Peru	$187,682	$—	$187,682	$2,834	$5,284	$—	$—	$8,118	$179,564
Aurizona, Brazil	11,091	—	11,091	3,738	274	—	—	4,012	7,079
Blyvoor, South Africa	106,332	—	106,332	2,069	1,103	—	—	3,172	103,160
Bonikro, Côte d'Ivoire	37,773	—	37,773	8,904	6,806	—	—	15,710	22,063
Caserones, Chile	82,678	—	82,678	7,488	3,724	—	—	11,212	71,466
Cerro Moro, Argentina	74,261	—	74,261	59,045	6,729	—	—	65,774	8,487
Chapada, Brazil	69,561	—	69,561	25,666	2,690	—	—	28,356	41,205
Fruta del Norte, Ecuador	33,268	—	33,268	8,108	1,919	—	—	10,027	23,241
Greenstone, Canada	107,234	6	107,240	—	1,527	—	—	1,527	105,713
Hod Maden, Türkiye	206,995	12	207,007	—	—	—	—	—	207,007
Horne 5, Canada	78,934	—	78,934	—	—	—	—	—	78,934
Houndé, Burkina Faso	45,120	—	45,120	17,935	1,594	—	—	19,529	25,591
Hugo North Extension and Heruga, Mongolia	35,358	30	35,388	—	—	—	—	—	35,388
Mercedes, Mexico	75,898	(25,448)	50,450	24,600	3,892	(6,524)	—	21,968	28,482
Platreef, South Africa	187,000	—	187,000	—	—	—	—	—	187,000
Relief Canyon, USA	37,458	10,504	47,962	18,592	9,282	—	—	27,874	20,088
Vale Royalties, Brazil	117,787	—	117,787	6,407	2,424	—	—	8,831	108,956
Other[1]	595,579	(7,130)	588,449	344,207	9,911	(1,459)	(139)	352,520	235,929
Total[2]	$2,090,009	$(22,026)	$2,067,983	$529,593	$57,159	$(7,983)	$(139)	$578,630	$1,489,353
1.Includes Vatukoula, Black Fox, Highland Valley (disposed of during the year ended December 31, 2024, see note 5(c) below), Cortez Complex (Robertson Deposit), CEZinc, Gualcamayo, Lobo-Marte and others.
2.Stream, royalty and other interests includes non-depletable assets of $31.0 million and depletable assets of $1,458.4 million.
As of and for the year ended December 31, 2023:

	Cost			Accumulated Depletion
In $000s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion	Depletion in Ending Inventory	Disposals	Impairment	Ending	Carrying Amount

Antamina, Peru	$342,227	$(154,545)	$187,682	$5,676	$8,576	$—	$(11,418)	$—	$2,834	$184,848
Aurizona, Brazil	11,091	—	11,091	3,246	492	—	—	—	3,738	7,353
Blyvoor, South Africa	106,332	—	106,332	787	1,225	57	—	—	2,069	104,263
Bonikro, Côte d'Ivoire	37,773	—	37,773	3,106	4,956	842	—	—	8,904	28,869
Caserones, Chile	82,678	—	82,678	1,656	5,832	—	—	—	7,488	75,190
Cerro Moro, Argentina	74,261	—	74,261	48,292	10,753	—	—	—	59,045	15,216
Chapada, Brazil	69,561	—	69,561	22,905	2,761	—	—	—	25,666	43,895
Fruta del Norte, Ecuador	33,268	—	33,268	6,010	2,098	—	—	—	8,108	25,160
Greenstone, Canada	107,234	—	107,234	—	—	—	—	—	—	107,234
Hod Maden, Türkiye	206,969	26	206,995	—	—	—	—	—	—	206,995
Horne 5, Canada	78,934	—	78,934	—	—	—	—	—	—	78,934
Houndé, Burkina Faso	45,120	—	45,120	16,100	1,835	—	—	—	17,935	27,185
Hugo North Extension and Heruga, Mongolia	35,352	6	35,358	—	—	—	—	—	—	35,358
Mercedes, Mexico	70,809	5,089	75,898	8,144	15,787	669	—	—	24,600	51,298
Platreef, South Africa	186,640	360	187,000	—	—	—	—	—	—	187,000
Relief Canyon, USA	26,448	11,010	37,458	12,652	4,731	1,209	—	—	18,592	18,866
Vale Royalties, Brazil	117,787	—	117,787	3,981	2,426	—	—	—	6,407	111,380
Other[1]	609,670	(14,091)	595,579	328,343	13,865	372	—	1,627	344,207	251,372
Total[2]	$2,242,154	$(152,145)	$2,090,009	$460,898	$75,337	$3,149	$(11,418)	$1,627	$529,593	$1,560,416
1.Includes Vatukoula, Black Fox, Highland Valley, Cortez Complex (Robertson Deposit), CEZinc, Gualcamayo, Lobo-Marte and others.
2.Stream, royalty and other interests includes non-depletable assets of $36.5 million and depletable assets of $1,523.9 million.
BBear Creek Restructuring
In January 2024, Sandstorm completed the previously announced restructuring of its Mercedes gold and silver streams and the refinancing of certain Bear Creek investments. The transaction was accounted for as a partial disposition of the Company's Mercedes gold and silver stream interests. The key terms and assumptions of the restructured agreements are as follows:
REVISED GOLD STREAM
Effective January 1, 2024, Sandstorm obtained the right to purchase 275 gold ounces per month through April 2028, followed by a 4.4% gold stream thereafter, in exchange for an ongoing cash payment of 25% of the spot gold price for each ounce delivered. The fair value of the revised gold stream was determined to be $24.9 million using a discounted cash flow model. Its carrying value, which approximated fair value prior to the partial disposal, was reduced by $4.4 million. Key assumptions used in the valuation included:
•Discount rate: 5%
•Long-term gold price: $1,800 per ounce
•Estimated mine life: 8 years
REVISED SILVER STREAM
Effective January 1, 2024, the silver stream was suspended through April 2028 (the fixed gold delivery period). Thereafter, Sandstorm will receive 100% of the silver produced for the life of the mine, in exchange for an ongoing cash payment of 25% of the spot silver price for each ounce delivered. The fair value of the revised silver stream was determined to be $7.3 million using a discounted cash flow model. Its carrying value, which approximated fair value prior to the partial disposal, was reduced by $14.7 million. Key assumptions used in the valuation included:
•Discount rate: 5%
•Long-term silver price: $23 per ounce
•Estimated mine life: 8 years
REVISED DEBT HOLDINGS
As part of the restructuring, Sandstorm converted its $22.5 million convertible debenture and $14.4 million secured loan into 5-year convertible notes bearing 7% annual interest, convertible into Bear Creek common shares at a strike price of CAD0.73 per share (the “Refinanced Sandstorm Debentures"). Additionally, Sandstorm received $4.2 million in additional principal at closing.
The fair value of the Refinanced Sandstorm Debentures at restructuring was $38.4 million, measured using a 9.5% discount rate, resulting in a $1.1 million loss on restructuring. These debentures are measured at fair value through profit and loss.
Furthermore, in 2024, Sandstorm advanced the final $2.6 million in additional credit previously made available to Bear Creek as part of the restructuring. The drawn amounts were added to the principal of the Refinanced Sandstorm Debentures.
ADDITIONAL CONSIDERATION RECEIVED
In consideration for the amendments, Sandstorm received the following:
Corani Royalty: a 1.0% net smelter returns ("NSR") royalty on Bear Creek’s wholly owned Corani project in Peru. The fair value of the royalty was determined to be $12.0 million, using a discounted cash flow model with the following key assumptions:
•Discount rate: 7%
•Long-term silver price: $23 per ounce
•Long-term zinc price: $1.20 per pound
•Long-term lead price: $0.91 per pound
•Estimated mine life: 15 years
Bear Creek Shares: Sandstorm also received 28,767,399 Bear Creek common shares, with a fair value at acquisition of $4.0 million.
CEvolve Transaction
On May 2, 2024, the Company entered into an agreement with Evolve Strategic Element Royalties Ltd. (“Evolve”) to sell eight non-core, non-precious metals royalties for closing cash proceeds of $21 million plus the retention of the next $10 million in royalty proceeds from the Company's 2.5%–5% NSR on a portion of the Copper Mountain mine in British Columbia ("Copper Mountain"). In addition to the Copper Mountain royalty, the portfolio included a 0.5% net profits interest on Teck Resources Ltd.’s Highland Valley Copper project (“HVC”) and a 1.5% NSR on Green Technology Metals Limited’s (“Green Technology”) Seymour Lake lithium development project ("Seymour Lake").
On May 13, 2024, the Company closed the sale of all royalties without preemptive rights (including Copper Mountain and HVC) and received cash proceeds of $15.4 million from Evolve. The remaining $5.6 million in cash, covering royalties with preemptive rights including Seymour Lake, was subject to certain closing conditions. During the closing period, Green Technology asserted that it was not subject to certain obligations underlying the royalty agreement for Seymour Lake. Consequently, the Company was not able to close this portion of the transaction by the agreed-upon outside date. Sandstorm has initiated arbitration proceedings to seek recourse from Green Technology and is actively pursuing its rights under the agreement.
DPrior Year Transactions
ANTAMINA TRANSACTION
In June 2023, Sandstorm closed its previously announced agreement with Horizon Copper to sell a portion of the 1.66% net profits interest on the Antamina copper mine (the "Antamina NPI") in consideration for a silver stream, debenture, equity, and cash. As a result of the transaction, which was accounted for as a partial disposition, Sandstorm recognized a $2.0 million loss.
The consideration that Horizon issued to Sandstorm under the agreement included the following: a debenture with an initial fair value of $122.7 million, described in further detail in note 7; a silver stream on production from Antamina with a fair value of $101.4 million; a $20 million cash payment; and $1.4 million in Horizon Copper shares, sufficient to maintain the Company's 34% interest. Sandstorm will retain a residual Antamina NPI, calculated as one third of Horizon Copper's 1.66% Antamina NPI, after deducting the cost to Horizon of delivering silver ounces under the Antamina silver stream described below. The carrying amount of the royalty retained at the closing date was $86.2 million.
As part of the Antamina silver stream, Sandstorm will receive silver ounces equal to 1.66% of all silver production from the Antamina mine with ongoing payments equal to 2.5% of the silver spot price. To estimate the fair value of the silver stream, management utilized a discounted cash flow model. Key assumptions used in the analysis were a 2.8% discount rate, a long term silver price of $23 per ounce and an estimated mine life of 29 years.
EL PILAR AND BLACKWATER DISPOSALS
In October 2023, Sandstorm closed its previously announced agreement to sell the El Pilar and Blackwater Royalties to Versamet for total consideration of $25 million comprised of $10 million in cash and $15 million in common shares of Versamet at a price of CAD0.70 per share. A gain of $4.0 million was recognized by Sandstorm on disposal of the royalties.